UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2737

Fidelity Summer Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	July 31, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report
for
Fidelity® Capital and Income Fund

July 31, 2008

1.804853.104

CAI-QTLY-0908

Investments July 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 63.2%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.1%
Technology - 0.1%
ON Semiconductor Corp. 0% 4/15/24	$ 840	$ 942
Spansion, Inc. 2.25% 6/15/16 (h)	13,080	4,602
		5,544
Nonconvertible Bonds - 63.1%
Aerospace - 0.9%
Alion Science & Technology Corp. 10.25% 2/1/15	3,790	2,615
Hexcel Corp. 6.75% 2/1/15	10,710	10,389
Orbimage Holdings, Inc. 12.6538% 7/1/12 (i)	8,010	8,250
Sequa Corp.:
11.75% 12/1/15 (h)	52,415	45,077
13.5% 12/1/15 pay-in-kind (h)	17,475	14,897
		81,228
Air Transportation - 0.8%
Continental Airlines, Inc. pass-thru trust certificates 6.903% 4/19/22	4,070	3,022
Delta Air Lines, Inc.:
7.9% 12/15/09 (a)	69,605	870
10% 8/15/08 (a)	6,280	79
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22	51,705	42,398
8.021% 8/10/22	24,633	18,229
Northwest Airlines Corp. 10% 2/1/09 (a)	8,210	82
Northwest Airlines, Inc.:
7.875% 3/15/08 (a)	5,910	118
8.875% 6/1/06 (a)	5,900	59
Northwest Airlines, Inc. pass-thru trust certificates:
7.027% 11/1/19	11,970	9,486
8.028% 11/1/17	5,560	4,448
		78,791
Automotive - 2.0%
Affinia Group, Inc. 9% 11/30/14	10,625	8,606
Ford Motor Credit Co. LLC:
7% 10/1/13	6,930	4,851
7.25% 10/25/11	16,575	12,530
7.375% 2/1/11	3,465	2,793
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Automotive - continued
Ford Motor Credit Co. LLC: - continued
7.8% 6/1/12	$ 17,420	$ 13,413
8% 12/15/16	10,430	7,145
9.875% 8/10/11	12,685	10,344
12% 5/15/15	5,925	5,125
General Motors Acceptance Corp.:
6.875% 8/28/12	13,985	8,777
7% 2/1/12	28,510	18,037
7.25% 3/2/11	6,985	4,791
General Motors Corp.:
6.75% 5/1/28	10,025	4,411
7.125% 7/15/13	17,730	10,106
7.2% 1/15/11	7,765	5,105
7.4% 9/1/25	18,905	8,696
8.25% 7/15/23	20,010	9,905
GMAC LLC:
6% 4/1/11	24,210	15,511
6% 12/15/11	7,005	4,343
6.625% 5/15/12	10,555	6,623
Visteon Corp. 7% 3/10/14	53,165	27,380
		188,492
Broadcasting - 1.0%
Clear Channel Communications, Inc.:
4.9% 5/15/15	19,550	10,166
5.5% 9/15/14	26,615	14,505
5.5% 12/15/16	12,535	6,456
5.75% 1/15/13	15,185	9,339
6.875% 6/15/18	14,155	7,644
7.25% 10/15/27	16,075	8,439
Rainbow National LLC & RNS Co. Corp.:
8.75% 9/1/12 (h)	15,770	15,967
10.375% 9/1/14 (h)	18,090	18,995
		91,511
Building Materials - 0.8%
Coleman Cable, Inc. 9.875% 10/1/12	5,190	4,736
General Cable Corp. 7.125% 4/1/17	3,350	3,183
Nortek, Inc.:
8.5% 9/1/14	56,030	31,937
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Building Materials - continued
Nortek, Inc.: - continued
10% 12/1/13 (h)	$ 20,995	$ 19,000
NTK Holdings, Inc. 0% 3/1/14 (e)	32,360	13,429
		72,285
Cable TV - 4.2%
CCO Holdings LLC/CCO Holdings Capital Corp. 8.75% 11/15/13	11,660	10,844
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp.:
11% 10/1/15	92,943	66,919
11% 10/1/15	1,720	1,238
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp.:
Series B, 10.25% 9/15/10	50,780	48,241
10.25% 9/15/10	4,595	4,342
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 10.875% 9/15/14 (h)	19,720	20,410
CSC Holdings, Inc.:
6.75% 4/15/12	8,785	8,368
7.625% 7/15/18	29,223	26,885
7.875% 2/15/18	19,375	17,922
EchoStar Communications Corp.:
6.375% 10/1/11	15,465	14,982
6.625% 10/1/14	34,270	31,402
7% 10/1/13	16,420	15,599
7.125% 2/1/16	136,805	125,509
iesy Repository GmbH 10.375% 2/15/15 (h)	4,660	4,380
Videotron Ltd. 6.875% 1/15/14	3,630	3,467
		400,508
Capital Goods - 0.5%
Blount, Inc. 8.875% 8/1/12	6,070	6,040
Chart Industries, Inc. 9.125% 10/15/15	4,970	5,169
RBS Global, Inc. / Rexnord Corp.:
8.875% 9/1/16	6,615	6,086
9.5% 8/1/14	18,160	17,343
11.75% 8/1/16	12,940	12,487
Sensus Metering Systems, Inc. 8.625% 12/15/13	3,760	3,628
		50,753
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Chemicals - 2.1%
Georgia Gulf Corp.:
7.125% 12/15/13	$ 6,165	$ 4,439
9.5% 10/15/14	26,435	20,091
Huntsman LLC 11.625% 10/15/10	2,465	2,557
MacDermid, Inc. 9.5% 4/15/17 (h)	2,460	2,294
Momentive Performance Materials, Inc.:
9.75% 12/1/14	84,730	75,410
10.125% 12/1/14 pay-in-kind	25,475	21,956
11.5% 12/1/16	78,245	60,249
Sterling Chemicals, Inc. 10.25% 4/1/15 (h)	7,980	8,040
Tronox Worldwide LLC/Tronox Worldwide Finance Corp. 9.5% 12/1/12	9,620	5,964
		201,000
Consumer Products - 0.2%
ALH Finance LLC/ALH Finance Corp. 8.5% 1/15/13	710	643
Elizabeth Arden, Inc. 7.75% 1/15/14	2,790	2,630
Hines Nurseries, Inc. 10.25% 10/1/11	2,480	1,395
Reddy Ice Holdings, Inc. 0% 11/1/12 (e)	15,460	12,986
Riddell Bell Holdings, Inc. 8.375% 10/1/12	3,450	2,717
		20,371
Containers - 1.2%
AEP Industries, Inc. 7.875% 3/15/13	2,780	2,224
Berry Plastics Holding Corp.:
8.875% 9/15/14	26,100	20,619
10.25% 3/1/16	19,510	12,486
BWAY Corp. 10% 10/15/10	9,210	9,187
Constar International, Inc. 11% 12/1/12	11,545	6,350
Crown Cork & Seal, Inc.:
7.375% 12/15/26	2,469	2,099
7.5% 12/15/96	17,610	13,208
8% 4/15/23	6,295	5,666
Owens-Brockway Glass Container, Inc.:
6.75% 12/1/14	4,220	4,136
8.25% 5/15/13	10,790	11,114
Solo Cup Co. 8.5% 2/15/14	10,300	8,807
Tekni-Plex, Inc. 10.875% 8/15/12	4,620	4,620
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Containers - continued
Vitro SAB de CV:
8.625% 2/1/12	$ 4,980	$ 4,258
9.125% 2/1/17	10,510	7,883
		112,657
Diversified Financial Services - 1.3%
ACE Cash Express, Inc. 10.25% 10/1/14 (h)	6,080	4,530
Global Cash Access LLC/Global Cash Access Finance Corp. 8.75% 3/15/12	2,035	1,954
Residential Capital LLC:
8.5% 5/15/10 (h)	30,476	21,790
9.625% 5/15/15 (h)	69,688	27,178
Sprint Capital Corp. 8.75% 3/15/32	77,945	69,566
		125,018
Diversified Media - 0.5%
Affinion Group, Inc. 11.5% 10/15/15	12,915	12,850
CanWest Media, Inc. 8% 9/15/12	4,040	3,525
Liberty Media Corp.:
8.25% 2/1/30	20,315	17,995
8.5% 7/15/29	13,600	12,031
		46,401
Electric Utilities - 4.0%
AES Corp.:
7.75% 10/15/15	28,380	28,096
8% 10/15/17	71,000	70,113
AES Gener SA 7.5% 3/25/14	14,980	15,654
Aquila, Inc. 14.875% 7/1/12	7,225	8,381
Chivor SA E.S.P. 9.75% 12/30/14 (h)	11,230	12,521
Edison Mission Energy:
7.5% 6/15/13	25,210	25,273
7.75% 6/15/16	23,125	23,067
Energy Future Holdings:
10.875% 11/1/17 (h)	28,390	29,100
11.25% 11/1/17 pay-in-kind (h)	40,880	40,676
Intergen NV 9% 6/30/17 (h)	43,300	43,950
NRG Energy, Inc.:
7.25% 2/1/14	3,570	3,490
7.375% 2/1/16	6,520	6,308
Reliant Energy, Inc.:
7.625% 6/15/14	24,930	24,182
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Electric Utilities - continued
Reliant Energy, Inc.: - continued
7.875% 6/15/17	$ 19,800	$ 19,157
Tenaska Alabama Partners LP 7% 6/30/21 (h)	5,056	4,728
Texas Competitive Electric Holdings Co. LLC Series A, 10.25% 11/1/15 (h)	29,635	29,635
Utilicorp United, Inc. 9.95% 2/1/11	175	179
		384,510
Energy - 5.8%
ANR Pipeline, Inc. 7.375% 2/15/24	9,540	10,589
Atlas Energy Operating Co. LLC/Financing Corp. 10.75% 2/1/18 (h)	21,260	21,685
Atlas Pipeline Partners LP 8.125% 12/15/15	4,940	4,841
Berry Petroleum Co. 8.25% 11/1/16	13,210	13,012
Chaparral Energy, Inc.:
8.5% 12/1/15	22,100	19,061
8.875% 2/1/17	17,790	15,344
Chesapeake Energy Corp.:
6.5% 8/15/17	38,930	36,400
6.875% 11/15/20	12,985	12,173
7.5% 9/15/13	2,000	2,030
7.625% 7/15/13	19,570	19,815
Colorado Interstate Gas Co. 6.8% 11/15/15	22,370	22,841
Complete Production Services, Inc. 8% 12/15/16	11,475	11,418
Connacher Oil and Gas Ltd. 10.25% 12/15/15 (h)	23,830	24,962
Enron Corp.:
Series A, 8.375% 5/23/05 (d)	15,020	300
6.4% 7/15/06 (d)	3,270	57
6.625% 11/15/05 (d)	13,290	233
6.725% 11/17/08 (d)(i)	4,095	41
6.75% 8/1/09 (d)	3,320	58
6.875% 10/15/07 (d)	8,050	141
6.95% 7/15/28 (d)	7,270	73
7.125% 5/15/07 (d)	1,390	24
7.375% 5/15/19 (d)	8,400	126
7.875% 6/15/03 (d)	1,390	24
9.125% 4/1/03 (d)	285	5
9.875% 6/5/03 (d)	1,268	22
EXCO Resources, Inc. 7.25% 1/15/11	3,410	3,384
Harvest Operations Corp. 7.875% 10/15/11	5,620	5,255
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (h)	20,850	20,746
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
InterNorth, Inc. 9.625% 3/16/06 (d)	$ 5,575	$ 98
Mariner Energy, Inc. 8% 5/15/17	7,240	6,806
OPTI Canada, Inc. 7.875% 12/15/14	28,570	28,321
Petrohawk Energy Corp.:
7.875% 6/1/15 (h)	38,950	37,684
9.125% 7/15/13	26,090	26,220
Petroleum Development Corp. 12% 2/15/18	21,910	23,225
Range Resources Corp. 7.375% 7/15/13	5,530	5,530
SandRidge Energy, Inc. 8.625% 4/1/15 pay-in-kind (h)	21,730	21,866
Southern Natural Gas Co.:
7.35% 2/15/31	35,553	35,335
8% 3/1/32	20,945	22,320
Southern Star Central Corp. 6.75% 3/1/16	6,870	6,355
Southwestern Energy Co. 7.5% 2/1/18 (h)	12,875	13,036
Targa Resources, Inc./Targa Resources Finance Corp. 8.5% 11/1/13	5,140	4,832
Tennessee Gas Pipeline Co.:
7% 10/15/28	9,810	9,444
7.5% 4/1/17	6,635	7,032
7.625% 4/1/37	7,450	7,779
8.375% 6/15/32	6,100	6,684
Venoco, Inc. 8.75% 12/15/11	15,355	14,894
W&T Offshore, Inc. 8.25% 6/15/14 (h)	28,470	26,477
		548,598
Entertainment/Film - 0.1%
AMC Entertainment, Inc. 11% 2/1/16	10,730	10,864
Environmental - 0.3%
Allied Waste North America, Inc. 7.125% 5/15/16	11,465	11,178
Browning-Ferris Industries, Inc. 7.4% 9/15/35	17,991	16,732
		27,910
Food and Drug Retail - 0.4%
Ahold Lease Series 2001 A1 pass thru trust certificates 7.82% 1/2/20	4,710	4,922
Rite Aid Corp.:
9.375% 12/15/15	17,860	11,386
9.5% 6/15/17	29,570	18,851
		35,159
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Food/Beverage/Tobacco - 0.3%
Leiner Health Products, Inc. 11% 6/1/12 (d)	$ 2,870	$ 144
Michael Foods, Inc. 8% 11/15/13	2,690	2,636
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	4,540	4,449
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.:
9.25% 4/1/15	1,930	1,655
10.625% 4/1/17	4,890	3,863
Smithfield Foods, Inc. 7.75% 7/1/17	15,280	12,759
		25,506
Gaming - 2.2%
FireKeepers Development Authority 13.875% 5/1/15 (h)	7,760	7,139
Mandalay Resort Group 6.5% 7/31/09	16,415	16,169
MGM Mirage, Inc.:
6% 10/1/09	5,030	4,929
6.625% 7/15/15	20,645	16,310
6.75% 9/1/12	6,315	5,447
6.75% 4/1/13	4,430	3,688
6.875% 4/1/16	2,280	1,801
7.5% 6/1/16	10,195	8,054
Mohegan Tribal Gaming Authority 6.875% 2/15/15	9,760	6,832
Scientific Games Corp. 6.25% 12/15/12	3,050	2,814
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (h)	8,350	6,764
Station Casinos, Inc.:
6% 4/1/12	17,455	12,219
6.5% 2/1/14	58,215	26,488
6.625% 3/15/18	60,505	26,925
6.875% 3/1/16	64,220	29,220
7.75% 8/15/16	43,075	28,860
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (e)	4,965	1,986
9% 1/15/12	2,645	1,852
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (h)	6,894	5,722
		213,219
Healthcare - 3.5%
Bausch & Lomb, Inc. 9.875% 11/1/15 (h)	11,170	11,449
Bio-Rad Laboratories, Inc. 7.5% 8/15/13	13,300	13,433
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Healthcare - continued
Cardinal Health 409, Inc. 9.5% 4/15/15 pay-in-kind	$ 59,725	$ 52,558
CRC Health Group, Inc. 10.75% 2/1/16	7,690	6,075
DaVita, Inc. 6.625% 3/15/13	2,840	2,762
Elan Finance PLC/Elan Finance Corp. 7.75% 11/15/11	7,530	7,229
HCA, Inc.:
9.125% 11/15/14	36,365	37,320
9.25% 11/15/16	35,440	36,459
9.625% 11/15/16 pay-in-kind	5,225	5,375
Invacare Corp. 9.75% 2/15/15	7,340	7,322
Rural/Metro Corp. 9.875% 3/15/15	6,115	5,549
Senior Housing Properties Trust 7.875% 4/15/15	11,204	11,148
Skilled Healthcare Group, Inc. 11% 1/15/14	5,982	6,311
Sun Healthcare Group, Inc. 9.125% 4/15/15	1,550	1,542
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13	12,530	13,031
Tenet Healthcare Corp.:
9.25% 2/1/15	7,545	7,488
9.875% 7/1/14	49,295	49,541
U.S. Oncology, Inc. 9% 8/15/12	6,330	6,235
Vanguard Health Holding Co. I, LLC 0% 10/1/15 (e)	2,985	2,507
Vanguard Health Holding Co. II LLC 9% 10/1/14	33,250	32,419
VWR Funding, Inc. 10.25% 7/15/15	23,215	21,358
		337,111
Homebuilding/Real Estate - 1.9%
BF Saul REIT 7.5% 3/1/14	12,505	11,004
K. Hovnanian Enterprises, Inc. 11.5% 5/1/13 (h)	1,530	1,547
Realogy Corp.:
10.5% 4/15/14	135,700	87,866
11% 4/15/14 pay-in-kind	84,710	43,209
12.375% 4/15/15	30,805	14,478
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (h)	29,430	24,427
		182,531
Hotels - 0.1%
Gaylord Entertainment Co.:
6.75% 11/15/14	6,620	5,759
8% 11/15/13	8,460	7,699
		13,458
Leisure - 1.0%
Six Flags Operations, Inc. 12.25% 7/15/16 (h)	25,021	22,644
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Leisure - continued
Six Flags, Inc.:
8.875% 2/1/10	$ 42,285	$ 33,828
9.625% 6/1/14	3,075	1,507
Town Sports International Holdings, Inc. 0% 2/1/14 (e)	19,749	17,577
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10	8,135	8,298
Vail Resorts, Inc. 6.75% 2/15/14	13,540	12,592
		96,446
Metals/Mining - 3.1%
Aleris International, Inc. 9% 12/15/14	12,670	9,693
America Rock Salt Co. LLC 9.5% 3/15/14	8,250	8,663
Drummond Co., Inc. 7.375% 2/15/16 (h)	11,870	10,742
FMG Finance Property Ltd.:
10% 9/1/13 (h)	17,490	18,889
10.625% 9/1/16 (h)	44,695	51,399
Freeport-McMoRan Copper & Gold, Inc.:
6.875% 2/1/14	13,060	13,354
8.25% 4/1/15	20,280	21,193
8.375% 4/1/17	79,885	83,979
Massey Energy Co. 6.875% 12/15/13	18,850	18,426
Peabody Energy Corp.:
7.375% 11/1/16	26,690	27,224
7.875% 11/1/26	26,690	26,823
		290,385
Paper - 0.5%
Abitibi-Consolidated, Inc. 13.75% 4/1/11 (h)	33,825	35,516
Glatfelter 7.125% 5/1/16	2,400	2,304
NewPage Corp. 9.1228% 5/1/12 (i)	8,670	8,237
		46,057
Publishing/Printing - 1.5%
Cenveo Corp. 10.5% 8/15/16 (h)	13,585	13,381
Haights Cross Communications, Inc. 0% 8/15/11 (e)	9,350	6,639
Sun Media Corp. Canada 7.625% 2/15/13	10,365	9,847
The Reader's Digest Association, Inc. 9% 2/15/17	14,730	8,543
TL Acquisitions, Inc. 10.5% 1/15/15 (h)	117,815	101,910
		140,320
Railroad - 0.4%
Kansas City Southern de Mexico, SA de CV:
7.375% 6/1/14	8,690	8,386
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Railroad - continued
Kansas City Southern de Mexico, SA de CV: - continued
7.625% 12/1/13	$ 7,670	$ 7,478
Kansas City Southern Railway Co. 7.5% 6/15/09	7,655	7,751
TFM SA de CV 9.375% 5/1/12	16,130	16,695
		40,310
Restaurants - 0.6%
Carrols Corp. 9% 1/15/13	14,495	12,393
OSI Restaurant Partners, Inc. 10% 6/15/15	65,750	40,765
		53,158
Services - 2.4%
Allied Security Escrow Corp. 11.375% 7/15/11	10,925	9,996
FTI Consulting, Inc.:
7.625% 6/15/13	3,280	3,321
7.75% 10/1/16	5,990	6,110
Iron Mountain, Inc.:
6.625% 1/1/16	33,965	31,757
7.75% 1/15/15	26,235	26,235
8.625% 4/1/13	6,225	6,248
8.75% 7/15/18	42,365	43,000
JohnsonDiversey Holdings, Inc. 10.67% 5/15/13	28,735	28,591
Mac-Gray Corp. 7.625% 8/15/15	3,040	2,903
MediMedia USA, Inc. 11.375% 11/15/14 (h)	3,780	3,742
NCO Group, Inc. 11.875% 11/15/14	13,230	10,584
Penhall International Corp. 12% 8/1/14 (h)	6,510	4,687
Rental Service Corp. 9.5% 12/1/14	18,790	15,361
West Corp. 9.5% 10/15/14	40,480	34,610
		227,145
Shipping - 1.0%
CHC Helicopter Corp. 7.375% 5/1/14	10,925	10,980
Navios Maritime Holdings, Inc. 9.5% 12/15/14	20,280	19,672
Seabulk International, Inc. 9.5% 8/15/13	17,020	17,850
Ship Finance International Ltd. 8.5% 12/15/13	30,655	30,962
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14	8,485	7,891
US Shipping Partners LP 13% 8/15/14	13,660	7,513
		94,868
Specialty Retailing - 0.8%
Burlington Coat Factory Warehouse Corp. 11.125% 4/15/14	7,080	5,239
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Specialty Retailing - continued
Michaels Stores, Inc.:
0% 11/1/16 (e)	$ 2,020	$ 848
10% 11/1/14	62,970	50,376
11.375% 11/1/16	30,070	21,500
		77,963
Steels - 0.9%
CSN Islands VIII Corp. 9.75% 12/16/13 (h)	11,805	13,458
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11	8,695	9,032
Gerdau SA 8.875% (h)	11,345	11,742
International Steel Group, Inc. 6.5% 4/15/14	24,820	25,033
Ispat Inland ULC 9.75% 4/1/14	5,094	5,451
PNA Intermediate Holding Corp. 9.6756% 2/15/13 pay-in-kind (i)	8,090	8,171
RathGibson, Inc. 11.25% 2/15/14	11,220	10,659
		83,546
Super Retail - 0.3%
AutoNation, Inc.:
4.7906% 4/15/13 (i)	4,370	3,556
7% 4/15/14	6,070	5,205
Toys 'R' US, Inc. 7.875% 4/15/13	25,265	20,212
		28,973
Technology - 7.6%
Amkor Technology, Inc. 9.25% 6/1/16	36,010	33,849
Avago Technologies Finance Ltd.:
8.1819% 6/1/13 (i)	3,962	3,922
11.875% 12/1/15	25,080	26,836
Ceridian Corp.:
11.25% 11/15/15 (h)	19,320	17,581
12.25% 11/15/15 pay-in-kind (h)	17,780	16,180
Freescale Semiconductor, Inc.:
8.875% 12/15/14	116,265	98,244
9.125% 12/15/14 pay-in-kind	135,162	107,792
10.125% 12/15/16	33,410	26,227
Lucent Technologies, Inc.:
6.45% 3/15/29	91,660	65,079
6.5% 1/15/28	31,722	22,443
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. 6.0263% 12/15/11 (i)	3,295	1,631
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Technology - continued
New ASAT Finance Ltd. 9.25% 2/1/11	$ 9,655	$ 6,276
Nortel Networks Corp.:
7.0406% 7/15/11 (i)	16,300	15,322
10.125% 7/15/13	16,190	15,826
10.75% 7/15/16	16,300	15,974
10.75% 7/15/16 (h)	25,285	24,779
NXP BV 9.5% 10/15/15	42,125	29,172
Open Solutions, Inc. 9.75% 2/1/15 (h)	4,070	3,114
Spansion LLC 11.25% 1/15/16 (h)	20,560	12,747
SunGard Data Systems, Inc. 9.125% 8/15/13	24,240	24,725
Unisys Corp.:
8% 10/15/12	4,325	3,687
12.5% 1/15/16	15,080	14,816
Viasystems, Inc. 10.5% 1/15/11	23,140	22,677
Xerox Capital Trust I 8% 2/1/27	30,530	29,919
Xerox Corp.:
6.4% 3/15/16	18,000	18,007
7.625% 6/15/13	60,755	62,578
		719,403
Telecommunications - 8.6%
American Tower Corp. 7.125% 10/15/12	13,300	13,566
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14	8,540	8,327
Citizens Communications Co.:
7.875% 1/15/27	16,920	14,551
9% 8/15/31	36,475	32,007
Cricket Communications, Inc.:
9.375% 11/1/14	37,540	36,695
9.375% 11/1/14	13,035	12,742
10% 7/15/15 (h)	20,960	21,065
Digicel Group Ltd.:
8.875% 1/15/15 (h)	22,740	20,864
9.125% 1/15/15 pay-in-kind (h)	26,405	24,227
9.25% 9/1/12 (h)	8,355	8,522
Hughes Network Systems LLC / HNS Finance Corp. 9.5% 4/15/14	13,020	13,166
Intelsat Bermuda Ltd. 7.5344% 2/4/17 pay-in-kind (f)(h)	88,412	74,438
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
Intelsat Corp.:
9.25% 8/15/14 (h)	$ 24,885	$ 24,636
9.25% 6/15/16 (h)	21,515	21,138
Intelsat Jackson Holdings Ltd.:
9.5% 6/15/16 (h)	89,477	90,148
11.5% 6/15/16 (h)	3,225	3,346
Intelsat Ltd. 11.25% 6/15/16	53,515	55,656
Intelsat Subsidiary Holding Co. Ltd.:
8.5% 1/15/13 (h)	17,415	17,241
8.875% 1/15/15 (h)	55,555	54,722
Kyivstar GSM:
7.75% 4/27/12 (Issued by Dresdner Bank AG for Kyivstar GSM) (h)	4,400	4,433
10.375% 8/17/09 (Issued by Dresdner Bank AG for Kyivstar GSM) (h)	5,320	5,486
MetroPCS Wireless, Inc. 9.25% 11/1/14	61,035	59,204
Millicom International Cellular SA 10% 12/1/13	19,800	20,889
Nextel Communications, Inc.:
5.95% 3/15/14	80,440	61,134
7.375% 8/1/15	100,425	77,327
Nordic Telephone Co. Holdings ApS 8.875% 5/1/16 (h)	8,080	7,797
Sprint Capital Corp. 6.875% 11/15/28	16,075	12,739
U.S. West Communications:
6.875% 9/15/33	5,820	4,350
7.25% 10/15/35	4,605	3,500
Wind Acquisition Finance SA 10.75% 12/1/15 (h)	16,090	16,734
		820,650
Textiles & Apparel - 0.3%
Levi Strauss & Co.:
8.875% 4/1/16	17,740	15,922
9.75% 1/15/15	15,450	14,523
		30,445
TOTAL NONCONVERTIBLE BONDS		5,997,550
TOTAL CORPORATE BONDS (Cost $6,560,759)		6,003,094
Common Stocks - 11.7%
	Shares	Value (000s)
Air Transportation - 0.7%
Delta Air Lines, Inc. (a)	2,677,700	$ 20,190
Northwest Airlines Corp. (a)	4,802,197	43,988
		64,178
Automotive - 0.2%
Tenneco, Inc. (a)	1,294,500	18,667
Building Materials - 0.2%
General Cable Corp. (a)	389,750	22,461
Cable TV - 0.8%
Comcast Corp. Class A	3,745,000	77,222
Discovery Holding Co. Class A (a)	125,000	2,485
Liberty Global, Inc. Class A (a)	9,320	269
		79,976
Capital Goods - 0.0%
Remy International, Inc. (a)	173,534	4,078
Chemicals - 0.5%
Celanese Corp. Class A	1,145,700	44,144
Sterling Chemicals, Inc. (a)	897	13
Sterling Chemicals, Inc. warrants 12/19/08 (a)	1,455	0
		44,157
Containers - 0.0%
Trivest 1992 Special Fund Ltd. (a)(j)	11,400,000	0
Electric Utilities - 0.8%
AES Corp. (a)	3,100,000	50,034
NRG Energy, Inc. (a)	570,000	20,685
Portland General Electric Co.	20,217	475
		71,194
Energy - 3.7%
Chesapeake Energy Corp.	1,500,000	75,225
Forest Oil Corp. (a)	919,993	52,467
Hornbeck Offshore Services, Inc. (a)	950,070	42,354
OPTI Canada, Inc. (a)	1,100,000	20,886
Petrohawk Energy Corp. (a)	925,000	30,821
Valero Energy Corp.	1,025,000	34,245
Williams Companies, Inc.	2,850,000	91,343
		347,341
Food and Drug Retail - 0.3%
Kroger Co.	1,000,000	28,280
Food/Beverage/Tobacco - 0.0%
Centerplate, Inc. unit	1,033,875	3,877
Common Stocks - continued
	Shares	Value (000s)
Gaming - 0.0%
Progressive Gaming International Corp. warrants 10/14/08 (a)(j)	535,456	$ 0
Virgin Media, Inc. warrants 1/10/11 (a)	35,177	5
Healthcare - 1.0%
DaVita, Inc. (a)	1,020,800	57,012
Kinetic Concepts, Inc. (a)	1,000,000	34,950
		91,962
Metals/Mining - 0.8%
Freeport-McMoRan Copper & Gold, Inc. Class B	660,000	63,855
Haynes International, Inc. (a)	147,429	6,994
Intermet Corp. (a)(j)	521,664	0
		70,849
Publishing/Printing - 0.0%
R.H. Donnelley Corp. (a)	350,000	543
Restaurants - 0.0%
Ruth's Chris Steak House, Inc. (a)	10,300	49
Shipping - 1.8%
Excel Maritime Carriers Ltd.	1,500,000	55,590
Navios Maritime Holdings, Inc.	2,865,350	27,106
Overseas Shipholding Group, Inc.	691,380	54,446
Ship Finance International Ltd. (NY Shares) (g)	1,242,200	36,943
		174,085
Supermarkets - 0.2%
Safeway, Inc.	855,000	22,846
Technology - 0.7%
Alliant Techsystems, Inc. (a)	475,000	47,020
ASAT Holdings Ltd. warrants 2/1/11 (a)(j)	2,510,300	50
ON Semiconductor Corp. (a)	1,556,230	14,613
		61,683
Telecommunications - 0.0%
American Tower Corp. Class A (a)	15,912	667
Level 3 Communications, Inc. (a)	18,708	64
XO Holdings, Inc.:
Series A, warrants 1/16/10 (a)	70,124	2
Series B, warrants 1/16/10 (a)	52,628	1
Series C, warrants 1/16/10 (a)	52,628	1
		735
Common Stocks - continued
	Shares	Value (000s)
Textiles & Apparel - 0.0%
Arena Brands Holding Corp. Class B (a)(j)	659,302	$ 4,154
TOTAL COMMON STOCKS (Cost $1,082,284)		1,111,120
Preferred Stocks - 0.4%

Convertible Preferred Stocks - 0.1%
Chemicals - 0.0%
Celanese Corp. 4.25%	30,500	1,503
Textiles & Apparel - 0.1%
Arena Brands Holding Corp. Series B, 16.00% (j)	5,850	5,850
TOTAL CONVERTIBLE PREFERRED STOCKS		7,353
Nonconvertible Preferred Stocks - 0.3%
Cable TV - 0.0%
PTV, Inc. Series A, 10.00%	56,261	48
Telecommunications - 0.3%
Rural Cellular Corp. 12.25% pay-in-kind (a)	24,178	30,223
TOTAL NONCONVERTIBLE PREFERRED STOCKS		30,271
TOTAL PREFERRED STOCKS (Cost $33,935)		37,624
Floating Rate Loans - 7.7%
	Principal Amount (000s)
Aerospace - 0.0%
DeCrane Aircraft Holdings, Inc.:
Tranche 1LN, term loan 5.5471% 2/21/13 (i)	$ 395	362
Tranche 2LN, term loan 9.7913% 2/21/14 (i)	650	608
Wesco Aircraft Hardware Corp.:
Tranche 1LN, term loan 5.06% 9/29/13 (i)	671	641
Tranche 2LN, term loan 8.56% 3/28/14 (i)	250	244
		1,855
Air Transportation - 0.0%
Delta Air Lines, Inc. Tranche 2LN, term loan 5.7125% 4/30/14 (i)	3,435	2,267
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Automotive - 0.3%
AM General LLC:
Tranche B, term loan 5.7451% 9/30/13 (i)	$ 14,706	$ 13,401
5.4563% 9/30/12 (i)	567	517
Navistar International Corp.:
term loan 6.1914% 1/19/12 (i)	10,802	9,911
Credit-Linked Deposit 6.0463% 1/19/12 (i)	3,928	3,604
		27,433
Cable TV - 0.1%
Discovery Communications, Inc. term loan 4.8006% 5/14/14 (i)	5,346	5,232
Capital Goods - 0.2%
Chart Industries, Inc. Tranche B, term loan 4.4634% 10/17/12 (i)	213	202
Dresser, Inc.:
Tranche 2LN, term loan 8.4688% 5/4/15 pay-in-kind (i)	21,030	20,136
Tranche B 1LN, term loan 4.9657% 5/4/14 (i)	2,688	2,574
Walter Industries, Inc. term loan 5.6674% 10/3/12 (i)	254	247
		23,159
Chemicals - 0.3%
Celanese Holding LLC:
Revolving Credit-Linked Deposit 3.9625% 4/2/13 (i)	1,035	978
term loan 3.9625% 4/2/14 (i)	5,623	5,286
Momentive Performance Materials, Inc. Tranche B1, term loan 4.75% 12/4/13 (i)	4,601	4,210
Solutia, Inc. term loan 15.5% 2/28/09 (i)	13,404	13,136
		23,610
Containers - 0.2%
Berry Plastics Holding Corp. Tranche C, term loan 4.7844% 4/3/15 (i)	24,510	21,446
Diversified Financial Services - 0.4%
DaimlerChrysler Financial Services Tranche 2LN, term loan 9.28% 8/3/13 (i)	62,970	37,782
Diversified Media - 0.0%
Advanstar, Inc. Tranche 2LN, term loan 7.8006% 11/30/14 (i)	1,970	1,221
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Electric Utilities - 0.3%
NRG Energy, Inc.:
term loan 4.1963% 2/1/13 (i)	$ 22,581	$ 21,170
4.3006% 2/1/13 (i)	11,061	10,370
		31,540
Energy - 0.2%
Coffeyville Resources LLC:
Credit-Linked Deposit 5.9475% 12/28/10 (i)	2,432	2,238
Tranche D, term loan 5.4495% 12/28/13 (i)	7,874	7,244
Compagnie Generale de Geophysique SA term loan 4.6481% 1/12/14 (i)	2,611	2,565
Helix Energy Solutions Group, Inc. term loan 4.6753% 7/1/13 (i)	3,062	2,947
Targa Resources, Inc./Targa Resources Finance Corp.:
Credit-Linked Deposit 4.8006% 10/31/12 (i)	2,252	2,201
term loan 4.6539% 10/31/12 (i)	3,967	3,877
Venoco, Inc. Tranche 2LN, term loan 6.6875% 5/7/14 (i)	2,100	2,037
		23,109
Entertainment/Film - 0.1%
MGM Holdings II, Inc. Tranche B, term loan 6.0506% 4/8/12 (i)	9,570	7,273
Environmental - 0.1%
Allied Waste Industries, Inc.:
Credit-Linked Deposit 6.1% 3/28/14 (i)	3,340	3,265
term loan 4.2285% 3/28/14 (i)	5,556	5,431
		8,696
Food and Drug Retail - 0.1%
Rite Aid Corp. Tranche ABL, term loan 4.22% 6/4/14 (i)	14,354	12,632
Food/Beverage/Tobacco - 0.1%
Constellation Brands, Inc. Tranche B, term loan 4.1432% 6/5/13 (i)	4,792	4,648
Gaming - 0.0%
Green Valley Ranch Gaming LLC Tranche 1LN, term loan 4.7021% 2/16/14 (i)	656	512
Healthcare - 0.5%
Bausch & Lomb, Inc. term loan:
4.1304% 4/26/15 (i)(k)	910	878
6.0506% 4/26/15 (i)	3,622	3,495
Community Health Systems, Inc.:
term loan 4.8544% 7/25/14 (i)	32,426	29,913
Tranche DD, term loan 7/25/14 (i)(k)	1,659	1,530
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Healthcare - continued
Health Management Associates, Inc. Tranche B, term loan 4.5506% 2/28/14 (i)	$ 4,367	$ 4,050
VWR Funding, Inc. term loan 4.9625% 6/29/14 (i)	7,820	7,077
		46,943
Leisure - 0.0%
Six Flags, Inc. Tranche B, term loan 4.8809% 4/30/15 (i)	3,772	3,206
Metals/Mining - 0.4%
Aleris International, Inc. term loan 4.5% 12/19/13 (i)	12,647	10,877
Novelis Corp. term loan 4.81% 7/6/14 (i)	24,938	23,567
		34,444
Paper - 0.4%
Boise Paper Holdings LLC Tranche 2LN, term loan 11% 2/22/15 (i)	34,960	32,862
White Birch Paper Co. Tranche 1LN, term loan 5.56% 5/8/14 (i)	7,232	5,135
		37,997
Publishing/Printing - 0.8%
Education Media and Publishing Group Ltd. Tranche 2LN, term loan 11.9563% 12/12/14 (i)	88,686	70,949
Restaurants - 0.0%
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 5.0263% 6/14/13 (i)	207	174
term loan 5.125% 6/14/14 (i)	2,433	2,044
		2,218
Services - 0.3%
Affinion Group Holdings, Inc. term loan 9.2669% 3/1/12 (i)	19,690	15,555
ARAMARK Corp.:
Credit-Linked Deposit 4.6756% 1/26/14 (i)	593	557
term loan 4.6756% 1/26/14 (i)	9,327	8,768
Brand Energy & Infrastructure Services, Inc. Tranche 2LN, term loan 8.7625% 2/7/15 (i)	3,135	2,884
Neff Corp. Tranche 2LN, term loan 6.3969% 11/30/14 (i)	4,230	2,601
		30,365
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Specialty Retailing - 0.3%
Michaels Stores, Inc. term loan 4.8716% 10/31/13 (i)	$ 26,523	$ 21,351
Sally Holdings LLC Tranche B, term loan 5.0803% 11/16/13 (i)	3,321	3,167
		24,518
Super Retail - 0.2%
Neiman Marcus Group, Inc. term loan 4.4219% 4/6/13 (i)	8,647	8,085
Toys 'R' US, Inc. term loan 5.4706% 12/9/08 (i)	6,560	6,019
		14,104
Technology - 1.6%
Affiliated Computer Services, Inc. Tranche B2, term loan 4.4609% 3/20/13 (i)	15,533	15,048
Flextronics International Ltd.:
Tranche B-A, term loan 5.041% 10/1/14 (i)	27,377	24,639
Tranche B-A1, term loan 5.0406% 10/1/14 (i)	7,867	7,080
Tranche B-B, term loan 5.0413% 10/1/12 (i)	31,711	29,175
Freescale Semiconductor, Inc. term loan 4.2206% 12/1/13 (i)	57,974	52,322
Kronos, Inc.:
Tranche 1LN, term loan 5.0506% 6/11/14 (i)	21,004	19,323
Tranche 2LN, term loan 8.5506% 6/11/15 (i)	8,615	7,194
Open Solutions, Inc. term loan 5.145% 1/23/14 (i)	1,086	956
		155,737
Telecommunications - 0.6%
Leap Wireless International, Inc. Tranche B, term loan 6.3006% 6/16/13 (i)	2,666	2,612
MetroPCS Wireless, Inc. Tranche B, term loan 4.9886% 11/3/13 (i)	6,426	6,136
Wind Telecomunicazioni SpA:
term loan 10.035% 12/12/11 pay-in-kind (i)	25,079	23,483
Tranche 2, term loan 11.3194% 3/21/15 (i)	12,400	12,276
Tranche B, term loan 5.01% 9/21/13 (i)	5,570	5,403
Tranche C, term loan 5.76% 9/21/14 (i)	5,570	5,403
		55,313
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Textiles & Apparel - 0.2%
Hanesbrands, Inc.:
term loan 6.545% 3/5/14 (i)	$ 7,050	$ 6,865
Tranche B 1LN, term loan 4.546% 9/5/13 (i)	15,906	15,290
		22,155
TOTAL FLOATING RATE LOANS (Cost $799,176)		730,364
Other - 0.0%

Delta Air Lines ALPA Claim (a) (Cost $469)	41,750	939
Money Market Funds - 14.7%
	Shares
Fidelity Cash Central Fund, 2.35% (b)	1,385,347,113	1,385,347
Fidelity Securities Lending Cash Central Fund, 2.37% (b)(c)	7,400,250	7,400
TOTAL MONEY MARKET FUNDS (Cost $1,392,747)		1,392,747
Cash Equivalents - 0.0%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 2.07%, dated 7/31/08 due 8/1/08 (Collateralized by U.S. Treasury Obligations) # (Cost $5,877)	$ 5,877	5,877
TOTAL INVESTMENT PORTFOLIO - 97.7% (Cost $9,875,247)		9,281,765
NET OTHER ASSETS - 2.3%		214,875
NET ASSETS - 100%		$ 9,496,640
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g) Security or a portion of the security is on loan at period end.

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,348,582,000 or 14.2% of net assets.

(i) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,054,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Arena Brands Holding Corp.: Class B	6/18/97 - 1/12/99	$ 21,592
Series B, 16.00%	6/25/02 - 10/3/02	$ 5,850
ASAT Holdings Ltd. warrants 2/1/11	11/15/07	$ -
Intermet Corp.	1/7/05 - 1/13/05	$ 9,879
Progressive Gaming International Corp. warrants 10/14/08	9/26/03	$ -
Trivest 1992 Special Fund Ltd.	7/2/92	$ 2,850

(k) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $2,023 and $1,882, respectively. The coupon rate will be determined at time of settlement.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$5,877,000 due 8/01/08 at 2.07%
Banc of America Securities LLC	$ 1,169
Barclays Capital, Inc.	1,635
ING Financial Markets LLC	1,308
Lehman Brothers, Inc.	1,765
$ 5,877
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 8,228
Fidelity Securities Lending Cash Central Fund	29
Total	$ 8,257
Other Information

The following is a summary of the inputs used, as of July 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 9,281,765	$ 2,495,584	$ 6,758,005	$ 28,176
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
(Amounts in thousands)	Investments in Securities
Beginning Balance	$ 78,396
Total Realized Gain (Loss)	0
Total Unrealized Gain (Loss)	(12,964)
Cost of Purchases	0
Proceeds of Sales	(46,221)
Amortization/Accretion	285
Transfer in/out of Level 3	8,680
Ending Balance	$ 28,176

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At July 31, 2008, the aggregate cost of investment securities for income tax purposes was $9,852,519,000. Net unrealized depreciation aggregated $570,754,000, of which $318,604,000 related to appreciated investment securities and $889,358,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity® Focused High Income Fund

July 31, 2008

1.819942.103

FFH-QTLY-0908

Investments July 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 84.3%
	Principal Amount	Value
Convertible Bonds - 0.5%
Energy - 0.3%
Chesapeake Energy Corp. 2.5% 5/15/37	$ 110,000	$ 151,844
Technology - 0.2%
Lucent Technologies, Inc. 2.875% 6/15/25	169,000	131,771
TOTAL CONVERTIBLE BONDS		283,615
Nonconvertible Bonds - 83.8%
Aerospace - 1.8%
BE Aerospace, Inc. 8.5% 7/1/18	40,000	41,300
Bombardier, Inc.:
6.3% 5/1/14 (b)	240,000	228,000
7.45% 5/1/34 (b)	840,000	787,500
8% 11/15/14 (b)	110,000	112,200
		1,169,000
Air Transportation - 2.7%
American Airlines, Inc. pass-thru trust certificates:
6.817% 5/23/11	920,000	699,200
6.977% 11/23/22	33,513	21,448
7.324% 4/15/11	80,000	69,600
8.608% 10/1/12	20,000	16,000
Continental Airlines, Inc. pass-thru trust certificates:
6.903% 4/19/22	125,000	92,813
7.875% 7/2/18	134,950	90,416
9.558% 9/1/19	67,463	48,574
Continental Airlines, Inc. pass-thru trust certificates:
7.566% 9/15/21	48,609	42,289
7.73% 9/15/12	11,753	10,254
8.388% 5/1/22	23,957	19,046
9.798% 4/1/21	328,467	275,913
Delta Air Lines, Inc. pass-thru trust certificates 8.021% 8/10/22	334,454	247,496
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17	65,000	52,000
United Air Lines, Inc. pass-thru trust certificates Class B, 7.336% 7/2/19	144,753	99,879
		1,784,928
Automotive - 0.1%
Tenneco, Inc. 8.125% 11/15/15	75,000	66,750
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Cable TV - 4.4%
CSC Holdings, Inc.:
6.75% 4/15/12	$ 305,000	$ 290,513
8.5% 6/15/15 (b)	205,000	201,925
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
6.375% 6/15/15	540,000	510,300
7.625% 5/15/16 (b)	170,000	168,513
8.375% 3/15/13	230,000	238,050
EchoStar Communications Corp.:
6.375% 10/1/11	305,000	295,469
7% 10/1/13	900,000	855,000
Videotron Ltd. 9.125% 4/15/18 (b)	315,000	326,813
		2,886,583
Capital Goods - 4.1%
Leucadia National Corp.:
7% 8/15/13	230,000	220,800
7.125% 3/15/17	1,290,000	1,225,500
Terex Corp. 8% 11/15/17	1,250,000	1,212,500
		2,658,800
Chemicals - 2.0%
Chemtura Corp. 6.875% 6/1/16	255,000	211,650
Equistar Chemicals LP 7.55% 2/15/26	10,000	6,350
NOVA Chemicals Corp.:
5.9525% 11/15/13 (c)	611,000	514,768
6.5% 1/15/12	615,000	553,500
		1,286,268
Containers - 1.1%
Berry Plastics Corp. 7.5406% 2/15/15 (c)	115,000	106,950
Greif, Inc. 6.75% 2/1/17	635,000	608,013
		714,963
Diversified Financial Services - 0.1%
Sprint Capital Corp. 8.75% 3/15/32	50,000	44,625
Diversified Media - 0.2%
Lamar Media Corp.:
6.625% 8/15/15	90,000	80,550
6.625% 8/15/15	25,000	22,375
		102,925
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Electric Utilities - 5.0%
AES Corp.:
7.75% 3/1/14	$ 545,000	$ 539,550
8% 10/15/17	30,000	29,625
Aquila, Inc. 14.875% 7/1/12	20,000	23,200
Edison Mission Energy:
7% 5/15/17	150,000	141,750
7.2% 5/15/19	630,000	592,200
Intergen NV 9% 6/30/17 (b)	455,000	461,825
IPALCO Enterprises, Inc. 7.25% 4/1/16 (b)	495,000	490,050
NSG Holdings II, LLC 7.75% 12/15/25 (b)	735,000	705,600
Reliant Energy, Inc.:
7.625% 6/15/14	140,000	135,800
7.875% 6/15/17	140,000	135,450
Tenaska Alabama Partners LP 7% 6/30/21 (b)	54,369	50,835
		3,305,885
Energy - 7.8%
Chesapeake Energy Corp.:
6.5% 8/15/17	555,000	518,925
6.875% 1/15/16	120,000	114,750
7.5% 6/15/14	150,000	151,313
7.625% 7/15/13	150,000	151,875
Compagnie Generale de Geophysique SA:
7.5% 5/15/15	95,000	94,525
7.75% 5/15/17	250,000	247,500
Complete Production Services, Inc. 8% 12/15/16	65,000	64,675
Connacher Oil and Gas Ltd. 10.25% 12/15/15 (b)	110,000	115,225
El Paso Performance-Linked Trust 7.75% 7/15/11 (b)	305,000	308,050
Newfield Exploration Co. 7.125% 5/15/18	160,000	151,200
OPTI Canada, Inc.:
7.875% 12/15/14	330,000	327,129
8.25% 12/15/14	255,000	255,956
Pan American Energy LLC 7.75% 2/9/12 (b)	955,000	935,900
Pioneer Natural Resources Co. 6.65% 3/15/17	365,000	339,450
Plains Exploration & Production Co. 7% 3/15/17	500,000	467,500
Range Resources Corp.:
6.375% 3/15/15 (Reg. S)	140,000	131,250
7.5% 5/15/16	145,000	141,738
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
Southwestern Energy Co. 7.5% 2/1/18 (b)	$ 85,000	$ 86,063
Tesoro Corp. 6.5% 6/1/17	625,000	528,125
		5,131,149
Environmental - 0.7%
Allied Waste North America, Inc.:
6.875% 6/1/17	245,000	235,813
7.125% 5/15/16	10,000	9,750
Browning-Ferris Industries, Inc. 7.4% 9/15/35	255,000	237,150
		482,713
Food and Drug Retail - 0.2%
Rite Aid Corp. 7.5% 3/1/17	175,000	141,750
Food/Beverage/Tobacco - 3.9%
Constellation Brands, Inc.:
7.25% 9/1/16	600,000	579,000
7.25% 5/15/17	320,000	308,000
8.375% 12/15/14	240,000	244,800
Smithfield Foods, Inc. 7.75% 7/1/17	1,720,000	1,436,200
		2,568,000
Gaming - 9.5%
Boyd Gaming Corp. 7.75% 12/15/12	60,000	48,000
Chukchansi Economic Development Authority:
6.3275% 11/15/12 (b)(c)	40,000	32,800
8% 11/15/13 (b)	70,000	57,400
Mashantucket Western Pequot Tribe 8.5% 11/15/15 (b)	460,000	354,200
MGM Mirage, Inc.:
5.875% 2/27/14	495,000	383,625
6.625% 7/15/15	160,000	126,400
6.75% 9/1/12	785,000	677,063
6.875% 4/1/16	455,000	359,450
7.625% 1/15/17	845,000	680,225
Mohegan Tribal Gaming Authority:
6.125% 2/15/13	200,000	174,000
6.375% 7/15/09	300,000	291,750
7.125% 8/15/14	1,170,000	854,100
Scientific Games Corp.:
6.25% 12/15/12	435,000	401,288
7.875% 6/15/16 (b)	170,000	164,050
Seminole Hard Rock Entertainment, Inc. 5.2763% 3/15/14 (b)(c)	145,000	111,650
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Gaming - continued
Seneca Gaming Corp.:
Series B, 7.25% 5/1/12	$ 255,000	$ 232,050
7.25% 5/1/12	560,000	509,600
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
6.625% 12/1/14	165,000	150,150
6.625% 12/1/14	640,000	582,400
		6,190,201
Healthcare - 6.5%
FMC Finance III SA 6.875% 7/15/17	415,000	396,325
HCA, Inc.:
9.125% 11/15/14	755,000	774,819
9.25% 11/15/16	460,000	473,225
9.625% 11/15/16 pay-in-kind	1,185,000	1,219,069
Omega Healthcare Investors, Inc. 7% 4/1/14	790,000	756,425
Service Corp. International 7.5% 4/1/27	280,000	224,000
Ventas Realty LP:
6.5% 6/1/16	160,000	148,400
6.625% 10/15/14	285,000	270,038
		4,262,301
Homebuilding/Real Estate - 3.5%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13	1,315,000	1,176,925
8.125% 6/1/12	545,000	520,475
D.R. Horton, Inc. 6.5% 4/15/16	60,000	48,900
K. Hovnanian Enterprises, Inc. 11.5% 5/1/13 (b)	290,000	293,277
KB Home:
6.25% 6/15/15	55,000	45,788
6.375% 8/15/11	180,000	163,800
Pulte Homes, Inc. 5.25% 1/15/14	55,000	46,475
		2,295,640
Hotels - 2.0%
Host Hotels & Resorts LP 6.875% 11/1/14	135,000	120,150
Host Marriott LP 7.125% 11/1/13	1,280,000	1,184,000
		1,304,150
Leisure - 3.0%
Royal Caribbean Cruises Ltd.:
7.25% 3/15/18	140,000	114,800
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Leisure - continued
Royal Caribbean Cruises Ltd.: - continued
yankee:
7% 6/15/13	$ 735,000	$ 652,313
7.25% 6/15/16	730,000	613,200
7.5% 10/15/27	760,000	577,600
		1,957,913
Metals/Mining - 5.4%
Arch Western Finance LLC 6.75% 7/1/13	220,000	220,550
Drummond Co., Inc. 7.375% 2/15/16 (b)	1,140,000	1,031,700
Freeport-McMoRan Copper & Gold, Inc.:
8.25% 4/1/15	1,115,000	1,165,175
8.375% 4/1/17	585,000	614,981
Vedanta Resources PLC 6.625% 2/22/10 (b)	520,000	518,700
		3,551,106
Paper - 1.2%
Domtar Corp.:
5.375% 12/1/13	235,000	203,275
7.125% 8/15/15	25,000	23,125
Georgia-Pacific Corp. 7% 1/15/15 (b)	605,000	567,188
		793,588
Publishing/Printing - 0.2%
Scholastic Corp. 5% 4/15/13	165,000	137,775
Railroad - 0.5%
Kansas City Southern Railway Co. 8% 6/1/15	350,000	353,500
Services - 3.9%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
5.1756% 5/15/14 (c)	330,000	227,700
7.625% 5/15/14	175,000	120,750
7.75% 5/15/16	970,000	654,750
FTI Consulting, Inc.:
7.625% 6/15/13	590,000	597,375
7.75% 10/1/16	361,000	368,220
Hertz Corp. 8.875% 1/1/14	660,000	607,200
		2,575,995
Shipping - 0.7%
Teekay Corp. 8.875% 7/15/11	455,000	480,025
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Steels - 2.4%
Evraz Group SA:
8.875% 4/24/13 (b)	$ 510,000	$ 497,250
9.5% 4/24/18 (b)	100,000	96,000
Steel Dynamics, Inc.:
6.75% 4/1/15	755,000	707,813
7.375% 11/1/12	180,000	176,850
7.75% 4/15/16 (b)	110,000	107,800
		1,585,713
Super Retail - 0.1%
AutoNation, Inc. 7% 4/15/14	55,000	47,163
Technology - 6.0%
Avago Technologies Finance Ltd. 10.125% 12/1/13	55,000	58,025
Flextronics International Ltd.:
6.25% 11/15/14	185,000	170,200
6.5% 5/15/13	315,000	297,675
Jabil Circuit, Inc. 8.25% 3/15/18	565,000	559,350
Lucent Technologies, Inc.:
6.45% 3/15/29	448,000	318,080
6.5% 1/15/28	5,000	3,538
NXP BV 5.5406% 10/15/13 (c)	490,000	382,200
Seagate Technology HDD Holdings 6.8% 10/1/16	515,000	462,213
Xerox Capital Trust I 8% 2/1/27	1,695,000	1,661,089
		3,912,370
Telecommunications - 4.8%
Citizens Communications Co. 6.25% 1/15/13	235,000	222,663
Intelsat Jackson Holdings Ltd. 9.5% 6/15/16 (b)	335,000	337,513
Intelsat Subsidiary Holding Co. Ltd. 8.875% 1/15/15 (b)	120,000	118,200
Mobile Telesystems Finance SA 8% 1/28/12 (b)	459,000	457,853
Nextel Communications, Inc.:
5.95% 3/15/14	55,000	41,800
6.875% 10/31/13	290,000	227,650
7.375% 8/1/15	110,000	84,700
Qwest Corp.:
6.0263% 6/15/13 (c)	155,000	144,538
7.5% 10/1/14	105,000	96,600
7.625% 6/15/15	35,000	32,200
Sprint Capital Corp. 6.875% 11/15/28	115,000	91,138
Sprint Nextel Corp. 6% 12/1/16	205,000	172,713
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Telecommunications - continued
U.S. West Communications 7.5% 6/15/23	$ 70,000	$ 57,400
Vimpel Communications:
8.375% 4/30/13 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (b)	340,000	331,500
9.125% 4/30/18 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (b)	750,000	732,225
		3,148,693
TOTAL NONCONVERTIBLE BONDS		54,940,472
TOTAL CORPORATE BONDS (Cost $59,583,305)		55,224,087
Nonconvertible Preferred Stocks - 0.0%
Shares
Banks and Thrifts - 0.0%
Fannie Mae Series S, 8.25% (Cost $24,440)	1,300	21,827
Floating Rate Loans - 7.5%
	Principal Amount
Automotive - 0.3%
Federal-Mogul Corp.:
Tranche B, term loan 4.4014% 12/27/14 (c)	$ 129,311	102,156
Tranche C, term loan 4.399% 12/27/15 (c)	100,112	78,838
		180,994
Broadcasting - 0.2%
Univision Communications, Inc. Tranche 1LN, term loan 5.1242% 9/29/14 (c)	180,000	147,600
Cable TV - 0.5%
CSC Holdings, Inc. Tranche B, term loan 4.2063% 3/31/13 (c)	205,275	195,011
Insight Midwest Holdings LLC Tranche B, term loan 4.47% 4/6/14 (c)	159,750	153,360
		348,371
Containers - 0.3%
Anchor Glass Container Corp. term loan 7.75% 6/20/14 (c)	229,250	224,665
Floating Rate Loans - continued
	Principal Amount	Value
Electric Utilities - 2.2%
Ashmore Energy International:
Revolving Credit-Linked Deposit 5.8006% 3/30/12 (c)	$ 33,086	$ 30,273
term loan 5.8006% 3/30/14 (c)	226,257	207,025
Texas Competitive Electric Holdings Co. LLC Tranche B3, term loan 6.2623% 10/10/14 (c)	1,305,421	1,227,096
		1,464,394
Entertainment/Film - 0.3%
Zuffa LLC term loan 4.5% 6/19/15 (c)	257,599	215,095
Healthcare - 1.4%
Community Health Systems, Inc.:
term loan 4.8544% 7/25/14 (c)	330,475	304,863
Tranche DD, term loan 7/25/14 (c)(d)	16,907	15,597
HCA, Inc. Tranche B, term loan 5.0506% 11/17/13 (c)	203,965	192,237
PTS Acquisition Corp. term loan 5.0506% 4/10/14 (c)	428,655	374,001
		886,698
Paper - 0.6%
Georgia-Pacific Corp. Tranche B1, term loan 4.4487% 12/23/12 (c)	447,835	422,085
Restaurants - 0.1%
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 5.0263% 6/14/13 (c)	6,560	5,510
term loan 5.125% 6/14/14 (c)	82,221	69,065
		74,575
Services - 0.3%
ARAMARK Corp.:
Credit-Linked Deposit 4.6756% 1/26/14 (c)	10,752	10,107
term loan 4.6756% 1/26/14 (c)	169,248	159,093
		169,200
Technology - 0.8%
Kronos, Inc. Tranche 1LN, term loan 5.0506% 6/11/14 (c)	486,696	447,760
SS&C Technologies, Inc. term loan 4.7808% 11/23/12 (c)	49,657	46,926
		494,686
Telecommunications - 0.4%
Intelsat Ltd. Tranche B, term loan 5.2875% 7/3/13 (c)	237,582	229,266
Floating Rate Loans - continued
	Principal Amount	Value
Textiles & Apparel - 0.1%
Hanesbrands, Inc.:
term loan 6.545% 3/5/14 (c)	$ 20,000	$ 19,475
Tranche B 1LN, term loan 4.546% 9/5/13 (c)	60,000	57,675
		77,150
TOTAL FLOATING RATE LOANS (Cost $5,020,043)		4,934,779
Money Market Funds - 6.4%
	Shares
Fidelity Cash Central Fund, 2.35% (a) (Cost $4,178,555)	4,178,555	4,178,555
TOTAL INVESTMENT PORTFOLIO - 98.2% (Cost $68,806,343)		64,359,248
NET OTHER ASSETS - 1.8%		1,184,681
NET ASSETS - 100%		$ 65,543,929
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,787,805 or 16.5% of net assets.

(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(d) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $16,907 and $15,597, respectively. The coupon rate will be determined at time of settlement.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 21,432
Other Information

The following is a summary of the inputs used, as of July 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 64,359,248	$ 4,200,382	$ 60,158,866	$ -
Income Tax Information

At July 31, 2008, the aggregate cost of investment securities for income tax purposes was $68,722,236. Net unrealized depreciation aggregated $4,362,988, of which $155,943 related to appreciated investment securities and $4,518,931 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity® High Income Fund

July 31, 2008

1.804875.104

SPH-QTLY-0908

Investments July 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 79.3%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 1.0%
Energy - 0.5%
Chesapeake Energy Corp. 2.75% 11/15/35	$ 19,025	$ 27,491
Homebuilding/Real Estate - 0.3%
Ventas, Inc. 3.875% 11/15/11 (e)	14,285	15,778
Technology - 0.1%
Advanced Micro Devices, Inc. 6% 5/1/15	13,553	7,076
Telecommunications - 0.1%
Level 3 Communications, Inc. 6% 3/15/10	2,220	2,065
TOTAL CONVERTIBLE BONDS		52,410
Nonconvertible Bonds - 78.3%
Aerospace - 1.0%
Bombardier, Inc.:
6.3% 5/1/14 (e)	15,670	14,887
8% 11/15/14 (e)	12,550	12,801
Sequa Corp. 11.75% 12/1/15 (e)	26,615	22,889
TransDigm, Inc. 7.75% 7/15/14	4,350	4,241
		54,818
Air Transportation - 0.8%
Continental Airlines, Inc. 7.339% 4/19/14	3,920	2,901
Continental Airlines, Inc. pass-thru trust certificates:
6.9% 7/2/18	1,329	1,076
6.903% 4/19/22	2,330	1,730
Delta Air Lines, Inc.:
7.9% 12/15/09 (a)	14,295	179
8.3% 12/15/29 (a)	7,735	97
10% 8/15/08 (a)	1,980	25
Northwest Airlines, Inc. pass-thru trust certificates:
6.841% 10/1/12	14,375	13,153
7.041% 10/1/23	13,274	11,283
7.691% 4/1/17	11,915	9,413
		39,857
Automotive - 2.8%
Commercial Vehicle Group, Inc. 8% 7/1/13	3,830	3,256
Ford Motor Co. 7.45% 7/16/31	4,775	2,483
Ford Motor Credit Co. LLC:
7.2406% 4/15/12 (f)	9,450	8,978
8% 12/15/16	7,830	5,364
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Automotive - continued
Ford Motor Credit Co. LLC: - continued
8.0263% 6/15/11 (f)	$ 8,075	$ 6,379
9.875% 8/10/11	22,420	18,282
12% 5/15/15	4,460	3,858
General Motors Acceptance Corp.:
6.75% 12/1/14	25,494	14,404
6.875% 9/15/11	19,070	12,491
6.875% 8/28/12	18,150	11,391
7% 2/1/12	8,790	5,561
8% 11/1/31	4,840	2,710
General Motors Corp.:
8.25% 7/15/23	13,720	6,791
8.375% 7/15/33	9,070	4,807
GMAC LLC 6.625% 5/15/12	11,000	6,903
Tenneco, Inc.:
8.125% 11/15/15	2,165	1,927
8.625% 11/15/14	25,990	21,572
The Goodyear Tire & Rubber Co.:
6.6775% 12/1/09 (f)	8,760	8,672
8.625% 12/1/11	2,063	2,084
		147,913
Broadcasting - 1.0%
LIN Television Corp. 6.5% 5/15/13	14,265	12,411
Nexstar Broadcasting, Inc. 7% 1/15/14	23,870	19,693
Nexstar Finance Holdings LLC/Nexstar Finance Holdings, Inc. 11.375% 4/1/13	655	590
Paxson Communications Corp. 6.0406% 1/15/12 (e)(f)	5,000	4,000
Radio One, Inc. 8.875% 7/1/11	3,715	3,139
Umbrella Acquisition, Inc. 9.75% 3/15/15 pay-in-kind (e)	15,955	12,126
		51,959
Building Materials - 1.6%
Building Materials Corp. of America 7.75% 8/1/14	11,955	9,325
General Cable Corp.:
5.1663% 4/1/15 (f)	9,515	8,373
7.125% 4/1/17	1,940	1,843
Nortek, Inc.:
8.5% 9/1/14	29,060	16,564
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Building Materials - continued
Nortek, Inc.: - continued
10% 12/1/13 (e)	$ 44,010	$ 39,829
Texas Industries, Inc. 7.25% 7/15/13	6,670	6,528
		82,462
Cable TV - 3.5%
Cablevision Systems Corp. 7.1325% 4/1/09 (f)	5,015	5,040
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp.:
11% 10/1/15	45,269	32,594
11% 10/1/15	1,910	1,375
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
8% 4/30/12 (e)	37,145	35,288
8.375% 4/30/14 (e)	12,860	12,217
10.875% 9/15/14 (e)	10,860	11,240
CSC Holdings, Inc. 7.625% 4/1/11	24,490	24,214
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 6.375% 6/15/15	9,530	9,006
EchoStar Communications Corp.:
5.75% 10/1/08	5,115	5,115
7% 10/1/13	19,870	18,877
7.125% 2/1/16	20,885	19,162
Kabel Deutschland GmbH 10.625% 7/1/14	6,270	6,427
Videotron Ltd. 6.875% 1/15/14	7,670	7,325
		187,880
Capital Goods - 1.3%
American Railcar Industries, Inc. 7.5% 3/1/14	7,400	6,882
Baldor Electric Co. 8.625% 2/15/17	8,010	8,030
Case New Holland, Inc. 7.125% 3/1/14	5,700	5,543
Chart Industries, Inc. 9.125% 10/15/15	10,135	10,540
Esco Corp. 8.625% 12/15/13 (e)	14,105	14,246
RBS Global, Inc. / Rexnord Corp. 9.5% 8/1/14	5,195	4,961
Sensus Metering Systems, Inc. 8.625% 12/15/13	3,315	3,199
SPX Corp. 7.625% 12/15/14 (e)	16,410	16,738
		70,139
Chemicals - 1.6%
Airgas, Inc. 7.125% 10/1/18 (e)	6,325	6,372
Georgia Gulf Corp.:
9.5% 10/15/14	13,720	10,427
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Chemicals - continued
Georgia Gulf Corp.: - continued
10.75% 10/15/16	$ 3,020	$ 1,570
Momentive Performance Materials, Inc. 9.75% 12/1/14	34,890	31,052
NOVA Chemicals Corp. 6.5% 1/15/12	9,025	8,123
Phibro Animal Health Corp. 10% 8/1/13 (e)	7,420	7,346
PolyOne Corp. 8.875% 5/1/12	22,355	22,243
		87,133
Consumer Products - 1.0%
Jarden Corp. 7.5% 5/1/17	38,960	33,798
Riddell Bell Holdings, Inc. 8.375% 10/1/12	25,675	20,219
		54,017
Containers - 1.2%
Berry Plastics Corp. 7.5406% 2/15/15 (f)	34,285	31,885
Berry Plastics Holding Corp. 8.875% 9/15/14	11,400	9,006
BWAY Corp. 10% 10/15/10	8,735	8,713
Owens-Brockway Glass Container, Inc.:
6.75% 12/1/14	5,330	5,223
8.25% 5/15/13	3,000	3,090
Owens-Illinois, Inc. 7.5% 5/15/10	4,210	4,294
		62,211
Diversified Financial Services - 0.2%
Residential Capital LLC:
8.5% 5/15/10 (e)	8,919	6,377
9.625% 5/15/15 (e)	14,900	5,811
		12,188
Diversified Media - 0.7%
Block Communications, Inc. 8.25% 12/15/15 (e)	6,600	6,188
LBI Media Holdings, Inc. 0% 10/15/13 (d)	8,870	7,273
Liberty Media Corp. 5.7% 5/15/13	16,525	14,790
Nielsen Finance LLC/Nielsen Finance Co. 10% 8/1/14 (e)	8,225	8,287
		36,538
Electric Utilities - 6.6%
AES Corp.:
8% 10/15/17	22,360	22,081
8.75% 5/15/13 (e)	13,597	14,005
Allegheny Energy Supply Co. LLC 8.25% 4/15/12 (e)	14,485	15,282
Aquila, Inc. 14.875% 7/1/12	4,405	5,110
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Electric Utilities - continued
Calpine Generating Co. LLC 9.07% 4/1/09 (c)(f)	$ 50	$ 2
CMS Energy Corp.:
7.75% 8/1/10	22,460	23,190
8.5% 4/15/11	11,175	11,790
Dynegy Holdings, Inc. 7.75% 6/1/19	14,280	13,173
Edison Mission Energy 7.2% 5/15/19	42,585	40,030
Energy Future Holdings:
10.875% 11/1/17 (e)	27,020	27,696
11.25% 11/1/17 pay-in-kind (e)	4,470	4,448
Mirant Americas Generation LLC 8.3% 5/1/11	20,945	21,259
Mirant North America LLC 7.375% 12/31/13	5,510	5,524
NRG Energy, Inc.:
7.25% 2/1/14	30,460	29,775
7.375% 2/1/16	6,670	6,453
NSG Holdings II, LLC 7.75% 12/15/25 (e)	12,880	12,365
Reliant Energy, Inc.:
6.75% 12/15/14	6,270	6,427
7.875% 6/15/17	29,520	28,561
Sierra Pacific Resources 6.75% 8/15/17	4,320	4,147
TECO Energy, Inc. 4.8728% 5/1/10 (f)	7,370	7,407
Tenaska Alabama Partners LP 7% 6/30/21 (e)	3,964	3,707
Texas Competitive Electric Holdings Co. LLC:
Series A, 10.25% 11/1/15 (e)	44,480	44,480
Series B, 10.25% 11/1/15 (e)	5,790	5,790
		352,702
Energy - 6.7%
Atlas Pipeline Partners LP 8.125% 12/15/15	6,980	6,840
Berry Petroleum Co. 8.25% 11/1/16	5,000	4,925
CCS, Inc. 11% 11/15/15 (e)	2,660	2,341
Chesapeake Energy Corp.:
6.5% 8/15/17	30,090	28,134
6.625% 1/15/16	7,960	7,562
6.875% 1/15/16	2,980	2,850
7% 8/15/14	4,960	4,873
7.5% 9/15/13	4,000	4,060
7.5% 6/15/14	7,430	7,495
7.625% 7/15/13	15,310	15,501
Compagnie Generale de Geophysique SA:
7.5% 5/15/15	1,300	1,294
7.75% 5/15/17	2,750	2,723
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
Complete Production Services, Inc. 8% 12/15/16	$ 16,300	$ 16,219
Connacher Oil and Gas Ltd. 10.25% 12/15/15 (e)	8,870	9,291
El Paso Performance-Linked Trust 7.75% 7/15/11 (e)	20,000	20,200
Forest Oil Corp. 7.25% 6/15/19	18,215	17,077
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (e)	11,200	11,144
Hilcorp Energy I LP/Hilcorp Finance Co.:
7.75% 11/1/15 (e)	8,120	7,430
9% 6/1/16 (e)	6,655	6,439
Mariner Energy, Inc. 8% 5/15/17	4,050	3,807
OPTI Canada, Inc. 8.25% 12/15/14	29,570	29,681
Petrohawk Energy Corp. 9.125% 7/15/13	22,870	22,984
Pioneer Natural Resources Co. 6.65% 3/15/17	5,670	5,273
Plains Exploration & Production Co. 7% 3/15/17	25,085	23,454
Pride International, Inc. 7.375% 7/15/14	3,650	3,650
Range Resources Corp.:
6.375% 3/15/15 (Reg. S)	1,890	1,772
7.375% 7/15/13	16,370	16,370
Regency Energy Partners LP/Regency Energy Finance Corp. 8.375% 12/15/13	9,486	9,688
SandRidge Energy, Inc.:
6.4163% 4/1/14 (e)(f)	2,310	2,218
8.625% 4/1/15 pay-in-kind (e)	12,610	12,689
Southwestern Energy Co. 7.5% 2/1/18 (e)	6,980	7,067
Swift Energy Co. 7.125% 6/1/17	17,155	15,654
Tesoro Corp. 6.25% 11/1/12	8,800	8,030
Williams Companies, Inc. 6.375% 10/1/10 (e)	4,860	4,884
Williams Partners LP/Williams Partners Finance Corp. 7.25% 2/1/17	10,760	10,733
		354,352
Environmental - 0.7%
Allied Waste North America, Inc.:
5.75% 2/15/11	8,475	8,348
6.875% 6/1/17	9,500	9,144
7.125% 5/15/16	20,930	20,407
		37,899
Food and Drug Retail - 0.8%
Rite Aid Corp.:
6.875% 8/15/13	5,838	3,474
7.5% 3/1/17	7,100	5,751
7.7% 2/15/27	4,725	2,410
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Food and Drug Retail - continued
Rite Aid Corp.: - continued
9.375% 12/15/15	$ 8,330	$ 5,310
9.5% 6/15/17	8,775	5,594
Stater Brothers Holdings, Inc. 7.75% 4/15/15	9,750	9,336
SUPERVALU, Inc. 7.5% 11/15/14	8,675	8,502
		40,377
Food/Beverage/Tobacco - 2.5%
Constellation Brands, Inc.:
7.25% 5/15/17	40,460	38,943
8.375% 12/15/14	41,625	42,458
Dean Foods Co.:
6.9% 10/15/17	8,196	7,294
7% 6/1/16	26,555	24,032
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	14,220	13,936
Smithfield Foods, Inc. 7.75% 7/1/17	8,230	6,872
		133,535
Gaming - 2.3%
FireKeepers Development Authority 13.875% 5/1/15 (e)	4,295	3,951
Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp. 10.25% 6/15/15 (e)	5,515	3,033
Harrah's Operating Co., Inc. 10.75% 2/1/16 (e)	9,470	7,150
Mandalay Resort Group 9.5% 8/1/08	5,385	5,385
MGM Mirage, Inc.:
5.875% 2/27/14	33,655	26,083
6.625% 7/15/15	13,005	10,274
6.75% 9/1/12	9,860	8,504
7.5% 6/1/16	11,940	9,433
Mohegan Tribal Gaming Authority:
6.875% 2/15/15	4,470	3,129
7.125% 8/15/14	3,470	2,533
San Pasqual Casino Development Group, Inc. 8% 9/15/13 (e)	6,540	5,755
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (e)	4,490	3,637
Snoqualmie Entertainment Authority 9.125% 2/1/15 (e)	3,085	2,221
Station Casinos, Inc.:
6% 4/1/12	18,535	12,975
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Gaming - continued
Station Casinos, Inc.: - continued
7.75% 8/15/16	$ 23,485	$ 15,735
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 6.625% 12/1/14	4,945	4,500
		124,298
Healthcare - 7.1%
AMR HoldCo, Inc./EmCare HoldCo, Inc. 10% 2/15/15	5,430	5,688
Bausch & Lomb, Inc. 9.875% 11/1/15 (e)	10,380	10,640
Bio-Rad Laboratories, Inc. 6.125% 12/15/14	5,000	4,675
Biomet, Inc. 10% 10/15/17	4,425	4,746
Carriage Services, Inc. 7.875% 1/15/15	5,170	4,912
Community Health Systems, Inc. 8.875% 7/15/15	28,190	28,368
DaVita, Inc.:
6.625% 3/15/13	5,380	5,232
7.25% 3/15/15	7,395	7,266
Elan Finance PLC/Elan Finance Corp. 7.75% 11/15/11	4,260	4,090
HCA, Inc.:
5.75% 3/15/14	6,895	5,731
6.5% 2/15/16	1,915	1,585
7.5% 11/6/33	4,775	3,653
9.125% 11/15/14	9,475	9,724
9.25% 11/15/16	43,625	44,879
9.625% 11/15/16 pay-in-kind	18,540	19,073
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14	15,140	15,140
Omega Healthcare Investors, Inc. 7% 1/15/16	8,000	7,480
Senior Housing Properties Trust 7.875% 4/15/15	1,833	1,824
Service Corp. International 7.375% 10/1/14	8,775	8,490
Skilled Healthcare Group, Inc. 11% 1/15/14	4,900	5,170
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13	13,300	13,832
Tenet Healthcare Corp.:
9.25% 2/1/15	13,030	12,932
9.875% 7/1/14	30,820	30,974
U.S. Oncology, Inc. 9% 8/15/12	6,120	6,028
Universal Hospital Services, Inc. 8.5% 6/1/15 pay-in-kind	5,670	5,727
US Oncology Holdings, Inc. 7.9494% 3/15/12 pay-in-kind (f)	15,952	12,196
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Healthcare - continued
Ventas Realty LP:
6.5% 6/1/16	$ 19,900	$ 18,457
6.625% 10/15/14	9,875	9,357
6.75% 6/1/10	4,810	4,786
6.75% 4/1/17	8,880	8,303
VWR Funding, Inc. 10.25% 7/15/15	60,645	55,793
		376,751
Homebuilding/Real Estate - 2.1%
American Real Estate Partners/American Real Estate Finance Corp. 7.125% 2/15/13	8,280	7,411
K. Hovnanian Enterprises, Inc.:
6.25% 1/15/15	8,330	5,040
6.375% 12/15/14	5,000	3,125
11.5% 5/1/13 (e)	845	855
KB Home 5.875% 1/15/15	4,740	3,887
Realogy Corp. 10.5% 4/15/14	49,340	31,948
Rouse Co.:
5.375% 11/26/13	16,960	13,041
7.2% 9/15/12	8,770	7,606
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (e)	48,745	40,458
		113,371
Hotels - 0.5%
Host Hotels & Resorts LP 6.875% 11/1/14	19,730	17,560
Host Marriott LP:
6.375% 3/15/15	5,515	4,784
7.125% 11/1/13	5,865	5,425
		27,769
Insurance - 0.1%
USI Holdings Corp. 6.5506% 11/15/14 (e)(f)	6,810	5,652
Leisure - 0.3%
Six Flags Operations, Inc. 12.25% 7/15/16 (e)	7,200	6,516
Six Flags, Inc. 9.625% 6/1/14	8,333	4,083
Vail Resorts, Inc. 6.75% 2/15/14	5,620	5,227
		15,826
Metals/Mining - 2.8%
Aleris International, Inc. 9% 12/15/14	7,720	5,906
Drummond Co., Inc. 7.375% 2/15/16 (e)	8,735	7,905
FMG Finance Property Ltd.:
10% 9/1/13 (e)	4,555	4,919
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Metals/Mining - continued
FMG Finance Property Ltd.: - continued
10.625% 9/1/16 (e)	$ 11,075	$ 12,736
Foundation Pennsylvania Coal Co. 7.25% 8/1/14	5,270	5,270
Freeport-McMoRan Copper & Gold, Inc.:
5.8825% 4/1/15 (f)	17,380	17,510
8.25% 4/1/15	11,760	12,289
Massey Energy Co. 6.875% 12/15/13	22,380	21,876
Noranda Aluminium Acquisition Corp. 6.8275% 5/15/15 pay-in-kind (f)	7,950	6,877
Novelis, Inc. 7.25% 2/15/15	16,730	15,475
Peabody Energy Corp.:
6.875% 3/15/13	9,935	10,010
7.375% 11/1/16	27,415	27,963
		148,736
Paper - 1.7%
Domtar Corp. 7.875% 10/15/11	28,310	28,239
Georgia-Pacific Corp.:
8.125% 5/15/11	2,585	2,540
8.875% 5/15/31	5,320	4,948
9.5% 12/1/11	18,253	18,390
Glatfelter 7.125% 5/1/16	4,440	4,262
Graphic Packaging International, Inc. 8.5% 8/15/11	6,230	5,919
NewPage Corp. 10% 5/1/12	19,575	18,792
Rock-Tenn Co. 9.25% 3/15/16 (e)	3,950	4,088
Verso Paper Holdings LLC/Verso Paper, Inc. 11.375% 8/1/16	4,435	3,725
		90,903
Publishing/Printing - 3.1%
Cadmus Communications Corp. 8.375% 6/15/14	4,960	4,067
Cenveo Corp.:
7.875% 12/1/13	34,159	28,352
10.5% 8/15/16 (e)	9,240	9,101
R.H. Donnelley Corp. 8.875% 10/15/17	363	174
R.H. Donnelley Corp. 11.75% 5/15/15 (e)	9,150	6,817
The Reader's Digest Association, Inc. 9% 2/15/17	17,150	9,947
TL Acquisitions, Inc.:
0% 7/15/15 (d)(e)	17,880	13,142
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Publishing/Printing - continued
TL Acquisitions, Inc.: - continued
10.5% 1/15/15 (e)	$ 64,810	$ 56,061
Valassis Communications, Inc. 8.25% 3/1/15	43,870	36,851
		164,512
Railroad - 0.3%
Kansas City Southern de Mexico, SA de CV 7.625% 12/1/13	4,780	4,661
Kansas City Southern Railway Co.:
7.5% 6/15/09	1,220	1,235
8% 6/1/15	7,010	7,080
		12,976
Restaurants - 0.6%
Carrols Corp. 9% 1/15/13	17,725	15,155
Landry's Restaurants, Inc. 9.5% 12/15/14	11,280	10,913
OSI Restaurant Partners, Inc. 10% 6/15/15	8,985	5,571
Uno Restaurant Corp. 10% 2/15/11 (e)	4,030	1,854
		33,493
Services - 3.8%
Ahern Rentals, Inc. 9.25% 8/15/13	16,545	11,830
Allied Security Escrow Corp. 11.375% 7/15/11	5,590	5,115
ARAMARK Corp.:
6.3728% 2/1/15 (f)	17,885	16,454
8.5% 2/1/15	17,355	17,225
Ashtead Capital, Inc. 9% 8/15/16 (e)	6,515	5,733
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
5.1756% 5/15/14 (f)	17,590	12,137
7.625% 5/15/14	13,220	9,122
7.75% 5/15/16	12,290	8,296
Corrections Corp. of America:
6.25% 3/15/13	17,650	17,165
6.75% 1/31/14	5,130	5,002
FTI Consulting, Inc.:
7.625% 6/15/13	2,000	2,025
7.75% 10/1/16	3,760	3,835
Hertz Corp. 8.875% 1/1/14	37,050	34,086
Iron Mountain, Inc.:
6.625% 1/1/16	12,455	11,645
8% 6/15/20	18,145	17,510
8.625% 4/1/13	2,785	2,795
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Services - continued
KAR Holdings, Inc. 8.75% 5/1/14	$ 5,690	$ 5,007
Penhall International Corp. 12% 8/1/14 (e)	4,370	3,146
United Rentals North America, Inc.:
7% 2/15/14	8,330	6,414
7.75% 11/15/13	10,265	8,212
		202,754
Shipping - 1.3%
Hornbeck Offshore Services, Inc. 6.125% 12/1/14	12,120	11,514
Navios Maritime Holdings, Inc. 9.5% 12/15/14	5,210	5,054
Seabulk International, Inc. 9.5% 8/15/13	7,985	8,374
Ship Finance International Ltd. 8.5% 12/15/13	35,500	35,855
Teekay Corp. 8.875% 7/15/11	5,000	5,275
		66,072
Specialty Retailing - 2.4%
Asbury Automotive Group, Inc. 7.625% 3/15/17	32,265	23,836
Dollar General Corp. 10.625% 7/15/15	7,305	7,369
Michaels Stores, Inc. 10% 11/1/14	38,135	30,508
Sally Holdings LLC 9.25% 11/15/14	53,615	51,873
United Auto Group, Inc. 7.75% 12/15/16	14,790	12,165
		125,751
Steels - 0.5%
California Steel Industries, Inc. 6.125% 3/15/14	7,730	6,571
PNA Group, Inc. 10.75% 9/1/16	6,060	7,211
Steel Dynamics, Inc. 7.375% 11/1/12	13,410	13,175
		26,957
Super Retail - 1.5%
Asbury Automotive Group, Inc. 8% 3/15/14	42,490	34,842
Couche Tard U.S. LP/Couche Tard Financing Corp. 7.5% 12/15/13	5,785	5,387
GSC Holdings Corp./Gamestop, Inc. 8% 10/1/12	14,650	15,016
Sonic Automotive, Inc. 8.625% 8/15/13	22,235	17,566
Toys 'R' US, Inc. 7.875% 4/15/13	8,545	6,836
		79,647
Technology - 5.8%
Amkor Technology, Inc. 9.25% 6/1/16	6,540	6,148
Avago Technologies Finance Ltd. 10.125% 12/1/13	21,880	23,083
First Data Corp. 9.875% 9/24/15 (e)	9,130	8,080
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Technology - continued
Freescale Semiconductor, Inc.:
6.6513% 12/15/14 (f)	$ 2,000	$ 1,565
8.875% 12/15/14	22,870	19,325
9.125% 12/15/14 pay-in-kind	57,235	45,645
IKON Office Solutions, Inc. 7.75% 9/15/15	9,165	9,165
Jabil Circuit, Inc. 8.25% 3/15/18	23,445	23,211
Lucent Technologies, Inc.:
6.45% 3/15/29	28,390	20,157
6.5% 1/15/28	6,975	4,935
Nortel Networks Corp.:
7.0406% 7/15/11 (f)	23,026	21,644
10.75% 7/15/16	29,800	29,204
10.75% 7/15/16 (e)	3,000	2,940
NXP BV:
5.5406% 10/15/13 (f)	14,450	11,271
7.875% 10/15/14	6,010	4,988
Serena Software, Inc. 10.375% 3/15/16	6,855	6,307
SunGard Data Systems, Inc. 9.125% 8/15/13	27,000	27,540
Xerox Capital Trust I 8% 2/1/27	46,040	45,119
		310,327
Telecommunications - 8.0%
Centennial Cellular Operating Co./Centennial Communications Corp. 10.125% 6/15/13	13,715	14,195
Centennial Communications Corp. 8.5413% 1/1/13 (f)	8,000	7,960
Cricket Communications, Inc.:
9.375% 11/1/14	10,100	9,873
10% 7/15/15 (e)	22,255	22,366
Digicel Group Ltd.:
8.875% 1/15/15 (e)	16,715	15,336
9.125% 1/15/15 pay-in-kind (e)	45,832	42,051
9.25% 9/1/12 (e)	1,610	1,642
Intelsat Jackson Holdings Ltd.:
9.5% 6/15/16 (e)	99,935	100,671
11.5% 6/15/16 (e)	1,790	1,857
Intelsat Ltd. 7.625% 4/15/12	9,565	8,035
Intelsat Subsidiary Holding Co. Ltd. 8.875% 1/15/15 (e)	38,600	38,021
Level 3 Financing, Inc.:
8.75% 2/15/17	9,850	8,545
9.25% 11/1/14	9,355	8,466
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
Level 3 Financing, Inc.: - continued
12.25% 3/15/13	$ 16,000	$ 16,120
MetroPCS Wireless, Inc. 9.25% 11/1/14	10,700	10,379
Nextel Communications, Inc. 7.375% 8/1/15	13,910	10,711
Qwest Corp.:
6.0263% 6/15/13 (f)	20,090	18,734
7.5% 10/1/14	9,680	8,906
7.875% 9/1/11	8,465	8,338
Rural Cellular Corp. 8.25% 3/15/12	5,440	5,562
Sprint Capital Corp. 6.9% 5/1/19	35,370	30,153
U.S. West Communications 5.625% 11/15/08	5,000	5,000
Wind Acquisition Finance SA 10.75% 12/1/15 (e)	7,565	7,868
Windstream Corp.:
7% 3/15/19	9,490	8,636
8.125% 8/1/13	7,580	7,580
8.625% 8/1/16	8,675	8,762
		425,767
Textiles & Apparel - 0.1%
Hanesbrands, Inc. 6.5081% 12/15/14 (e)(f)	6,430	5,707
TOTAL NONCONVERTIBLE BONDS		4,163,249
TOTAL CORPORATE BONDS (Cost $4,534,778)		4,215,659
Common Stocks - 0.1%
	Shares
Air Transportation - 0.1%
Delta Air Lines, Inc. (a)	295,269	2,226
Consumer Products - 0.0%
Revlon, Inc. Class A (sub. vtg.) (a)	939,829	1,137
Containers - 0.0%
Trivest 1992 Special Fund Ltd. (a)(g)	13,662,268	0
Telecommunications - 0.0%
Sprint Nextel Corp.	227,548	1,852
Textiles & Apparel - 0.0%
Arena Brands Holding Corp. Class B (a)(g)	143,778	906
TOTAL COMMON STOCKS (Cost $13,679)		6,121
Nonconvertible Preferred Stocks - 0.5%
	Shares	Value (000s)
Automotive - 0.0%
Cambridge Industries, Inc. (liquidation trust) (a)	2,303,017	$ 23
Banks and Thrifts - 0.2%
Fannie Mae Series T, 8.25%	616,100	10,776
Telecommunications - 0.3%
Rural Cellular Corp. 12.25% pay-in-kind (a)	14,969	18,711
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $32,318)		29,510
Floating Rate Loans - 13.9%
	Principal Amount (000s)
Aerospace - 0.4%
Sequa Corp. term loan 6.0251% 12/3/14 (f)	$ 24,577	23,287
Automotive - 0.1%
Ford Motor Co. term loan 5.46% 12/15/13 (f)	9,746	7,650
Broadcasting - 0.8%
Univision Communications, Inc. Tranche 1LN, term loan 5.1242% 9/29/14 (f)	54,490	44,682
Building Materials - 0.2%
Building Materials Corp. of America term loan 5.5622% 2/22/14 (f)	9,851	8,521
Cable TV - 1.8%
Charter Communications Operating LLC Tranche B 1LN, term loan 4.7997% 3/6/14 (f)	64,232	56,685
CSC Holdings, Inc. Tranche B, term loan 4.2063% 3/31/13 (f)	41,202	39,142
		95,827
Capital Goods - 0.1%
Dresser, Inc. Tranche 2LN, term loan 8.4688% 5/4/15 pay-in-kind (f)	8,220	7,871
Chemicals - 0.3%
Georgia Gulf Corp. term loan 5.0387% 10/3/13 (f)	12,484	11,672
MacDermid, Inc. Tranche B, term loan 4.8006% 4/12/14 (f)	5,394	4,962
		16,634
Electric Utilities - 2.1%
Calpine Corp. Tranche D, term loan 5.685% 3/29/14 (f)	56,086	52,721
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Electric Utilities - continued
Texas Competitive Electric Holdings Co. LLC:
Tranche B1, term loan 6.1704% 10/10/14 (f)	$ 13,323	$ 12,490
Tranche B2, term loan 6.2355% 10/10/14 (f)	49,860	46,868
		112,079
Energy - 0.3%
CCS, Inc. Tranche B term loan 5.4631% 11/14/14 (f)	15,786	13,655
Food and Drug Retail - 0.1%
Rite Aid Corp. Tranche ABL, term loan 4.22% 6/4/14 (f)	7,850	6,908
Healthcare - 2.0%
Bausch & Lomb, Inc. term loan:
4.1304% 4/26/15 (f)(h)	1,371	1,323
6.0506% 4/26/15 (f)	5,457	5,266
Community Health Systems, Inc.:
term loan 4.8544% 7/25/14 (f)	18,140	16,735
Tranche DD, term loan 7/25/14 (h)	928	856
DaVita, Inc. Tranche B1, term loan 4.0966% 10/5/12 (f)	20,872	19,933
HCA, Inc. Tranche B, term loan 5.0506% 11/17/13 (f)	56,170	52,940
LifeCare Holdings, Inc. term loan 7.05% 8/11/12 (f)	9,754	8,437
		105,490
Paper - 0.6%
Georgia-Pacific Corp. Tranche B1, term loan 4.4487% 12/23/12 (f)	33,150	31,244
Publishing/Printing - 1.0%
Education Media and Publishing Group Ltd. Tranche 2LN, term loan 11.9563% 12/12/14 (f)	44,390	35,512
Thomson Learning, Inc. term loan 4.96% 7/5/14 (f)	19,850	17,567
		53,079
Services - 1.1%
ARAMARK Corp.:
Credit-Linked Deposit 4.6756% 1/26/14 (f)	413	388
term loan 4.6756% 1/26/14 (f)	6,500	6,110
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. term loan 4.05% 4/19/12 (f)	12,174	10,622
RSC Equipment Rental Tranche 2LN, term loan 6.3% 11/30/13 (f)	41,274	33,638
ServiceMaster Co.:
term loan 5.2719% 7/24/14 (f)	7,598	6,002
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Services - continued
ServiceMaster Co.: - continued
Tranche DD, term loan 5.23% 7/24/14 (f)	$ 755	$ 596
5.425% 7/24/14 (f)	476	376
		57,732
Specialty Retailing - 0.4%
Michaels Stores, Inc. term loan 4.8716% 10/31/13 (f)	25,185	20,274
Super Retail - 0.7%
Dollar General Corp. Tranche B1, term loan 5.5529% 7/6/14 (f)	13,210	12,153
Neiman Marcus Group, Inc. term loan 4.4219% 4/6/13 (f)	6,200	5,797
Toys 'R' US, Inc. term loan 5.4706% 12/9/08 (f)	20,240	18,570
		36,520
Technology - 1.2%
First Data Corp. Tranche B1, term loan 5.2431% 9/24/14 (f)	8,780	8,056
Flextronics International Ltd. Tranche B-B, term loan 5.0413% 10/1/12 (f)	12,758	11,738
Freescale Semiconductor, Inc. term loan 4.2206% 12/1/13 (f)	8,030	7,247
SunGard Data Systems, Inc. term loan 4.5075% 2/28/14 (f)	38,030	35,938
		62,979
Telecommunications - 0.7%
Level 3 Communications, Inc. term loan 4.9433% 3/13/14 (f)	15,385	14,058
MetroPCS Wireless, Inc. Tranche B, term loan 4.9886% 11/3/13 (f)	10,703	10,221
Wind Telecomunicazioni SpA term loan 10.035% 12/12/11 pay-in-kind (f)	11,314	10,594
		34,873
TOTAL FLOATING RATE LOANS (Cost $787,262)		739,305
Money Market Funds - 4.9%
	Shares	Value (000s)
Fidelity Cash Central Fund, 2.35% (b) (Cost $260,055)	260,055,138	$ 260,055
TOTAL INVESTMENT PORTFOLIO - 98.7% (Cost $5,628,092)		5,250,650
NET OTHER ASSETS - 1.3%		67,393
NET ASSETS - 100%		$ 5,318,043
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Non-income producing - Issuer is in default.
(d) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $925,805,000 or 17.4% of net assets.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $906,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Arena Brands Holding Corp. Class B	6/18/97	$ 5,807
Trivest 1992 Special Fund Ltd.	7/30/92	$ -

(h) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $1,476,000 and $1,385,000, respectively. The coupon rate will be determined at time of settlement.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,472
Other Information

The following is a summary of the inputs used, as of July 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 5,250,650	$ 276,046	$ 4,973,372	$ 1,232
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
(Amounts in thousands)	Investments in Securities
Beginning Balance	$ 27,180
Total Realized Gain (Loss)	0
Total Unrealized Gain (Loss)	(660)
Cost of Purchases	0
Proceeds of Sales	(25,623)
Amortization/Accretion	0
Transfer in/out of Level 3	335
Ending Balance	$ 1,232

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At July 31, 2008, the aggregate cost of investment securities for income tax purposes was $5,614,332,000. Net unrealized depreciation aggregated $363,682,000, of which $61,721,000 related to appreciated investment securities and $425,403,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	September 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	September 29, 2008
By:	/s/Jeffrey Christian
Jeffrey Christian
Chief Financial Officer

Date:	September 29, 2008